Mine restoration provisions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Inflation rate	2.30%
Mine restoration provision	$ 89	$ 73
Bottom of range
Disclosure of fair value measurement of assets [line items]
Discount rate	0.94%
Top of range
Disclosure of fair value measurement of assets [line items]
Discount rate	1.25%